Deposits - Summary of Deposits (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Deposits from customers [abstract]
Non-interest-bearing demand deposits	¥ 33,550,063	¥ 30,967,878
Interest-bearing demand deposits	75,184,412	71,508,201
Deposits at notice	14,446,630	12,036,543
Time deposits	27,523,697	25,137,738
Negotiable certificates of deposit	13,025,556	13,069,797
Others	9,197,452	9,873,335
Total deposits	¥ 172,927,810	¥ 162,593,492